UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2011

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 49.14%
	Consumer Discretionary - 0.45%
	Hotels, Restaurants & Leisure - 0.45%
10,000	McDonald's Corp.	$658,700
	Total Consumer Discretionary (Cost $558,218)	658,700

	Consumer Staples - 12.36%
	Beverages - 3.13%
60,000	The Coca Cola Co.	3,007,200
25,000	PepsiCo, Inc.	1,523,750
		4,530,950
	Food & Staples Retailing - 3.17%
40,000	Costco Wholesale Corp.	2,193,200
50,000	Wal-Mart Stores, Inc.	2,403,500
		4,596,700
	Food Products - 2.63%
20,000	Kellogg Co.	1,006,000
100,000	Kraft Foods, Inc.	2,800,000
		3,806,000
	Household Products - 3.43%
25,000	Colgate-Palmolive Co.	1,969,000
10,000	Kimberly-Clark Corp.	606,300
40,000	The Procter & Gamble Co.	2,399,200
		4,974,500
	Total Consumer Staples (Cost $15,621,286)	17,908,150

	Energy - 15.57%
	Energy Equipment & Services - 2.62%
80,000	Patterson-UTI Energy, Inc.	1,029,600
50,000	Schlumberger Ltd. (a)	2,767,000
		3,796,600
	Oil & Gas - 12.95%
70,000	ChevronTexaco Corp.	4,750,200
65,000	Conocophillips	3,190,850
50,000	Exxon Mobil Corp.	2,853,500
150,000	Frontier Oil Corp.	2,017,500
25,000	Hess Corp.	1,258,500
70,000	Marathon Oil Corp.	2,176,300
50,000	Royal Dutch Shell PLC - ADR (a)	2,511,000
		18,757,850
	Total Energy (Cost $20,785,811)	22,554,450

	Financials - 4.66%
	Commercial Banks - 0.61%
80,000	Wilmington Trust Corp.	887,200

	Insurance - 4.05%
50,000	Allstate Corp.	1,436,500
60,000	The Chubb Corp.	3,000,600
55,000	Cincinnati Financial Corp.	1,422,850
		5,859,950
	Total Financials (Cost $8,887,145)	6,747,150

	Health Care - 5.56%
	Health Care Equipment & Supplies - 0.56%
20,000	Baxter International, Inc.	812,800

	Pharmaceuticals - 5.00%
25,000	Abbott Laboratories	1,169,500
50,000	Eli Lilly & Co.	1,675,000
60,000	GlaxoSmithKline, PLC - ADR (a)	2,040,600
40,000	Johnson & Johnson	2,362,400
		7,247,500
	Total Health Care (Cost $8,849,681)	8,060,300

	Industrials - 3.38%
	Aerospace & Defense - 0.87%
20,000	The Boeing Co.	1,255,000

	Commercial Services & Supplies - 1.52%
100,000	Pitney Bowes, Inc.	2,196,000

	Industrial Conglomerates - 0.99%
100,000	General Electric Co.	1,442,000
	Total Industrials (Cost $8,503,342)	4,893,000

	Information Technology - 5.10%
	Semiconductor & Semiconductor Equipment - 3.51%
100,000	Applied Materials, Inc.	1,202,000
200,000	Intel Corp.	3,890,000
		5,092,000
	Software - 1.59%
100,000	Microsoft Corp.	2,301,000
	Total Information Technology (Cost $8,492,954)	7,393,000

	Materials - 1.43%
	Chemicals - 1.43%
60,000	E.I. du Pont de Nemours & Co.	2,075,400
	Total Materials (Cost $2,662,511)	2,075,400

	Utilities - 0.63%
	Multi-Utilities - 0.63%
25,000	OGE Energy Corp.	914,000
	Total Utilities (Cost $906,026)	914,000

	TOTAL COMMON STOCKS (Cost $75,266,974)	71,204,150

	CONVERTIBLE BONDS - 8.77%
	Consumer Discretionary - 6.62%
	Media - 6.62%
	Lions Gate Entertainment Corp.
$6,500,000	2.938%, 10/15/2024 (a)	6,386,250
3,300,000	3.625%, 03/15/2025 (a)	3,196,875
	Total Consumer Discretionary (Cost $9,667,159)	9,583,125

	Health Care - 2.15%
	Biotechnology - 2.15%
	Amylin Pharmaceuticals, Inc.
2,300,000	2.500%, 04/15/2011	2,268,375
1,000,000	3.000%, 06/15/2014	851,250
	Total Health Care (Cost $3,137,674)	3,119,625

	TOTAL CONVERTIBLE BONDS (Cost $12,804,833)	12,702,750

	CORPORATE BONDS - 24.27%
	Consumer Discretionary - 6.67%
	Hotels Restaurants & Leisure - 2.18%
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	3,167,500

	Media - 2.07%
	Lions Gate Entertainment Corp.
3,000,000	10.250%, 11/01/2016 (Acquired Various Dates, Cost $2,949,450) (a)(b)	3,000,000

	Rail Transportation - 1.44%
	Kansas City Southern de Mexico Railway Co.
2,000,000	8.000%, 02/01/2018 (Acquired 01/07/2010, Cost $1,971,000) (a)(b)	2,080,000

	Specialty Retail - 0.98%
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	1,417,500
	Total Consumer Discretionary (Cost $9,553,912)	9,665,000

	Consumer Staples - 1.99%
	Food Products - 1.99%
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	2,880,000
	Total Consumer Staples (Cost $2,926,439)	2,880,000

	Energy - 10.21%
	Energy Equipment & Services - 0.22%
	Hornbeck Offshore Services, Inc.
350,000	8.000%, 09/01/2017	313,250

	Oil & Gas - 9.99%
	Berry Petroleum Co.
3,000,000	8.250%, 11/01/2016	2,917,500
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	2,035,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	4,637,500
	United Refining Co.
5,300,000	10.500%, 08/15/2012	4,889,250
		14,479,250
	Total Energy (Cost $15,329,841)	14,792,500

	Health Care - 2.74%
	Health Care Providers & Services - 2.74%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,940,000
	Psychiatric Solutions, Inc.
1,000,000	7.750%, 07/15/2015	1,030,000
	Total Health Care (Cost $3,952,179)	3,970,000

	Industrials - 2.66%
	Aerospace & Defense - 0.23%
	Triumph Group Inc.
350,000	8.000%, 11/15/2017	336,000

	Diversified Manufacturing - 0.69%
	Blount, Inc.
1,000,000	8.875%, 08/01/2012	1,007,500

	Textiles, Apparel & Luxury Goods - 1.74%
	Interface, Inc.
2,445,000	9.500%, 02/01/2014	2,521,406
	Total Industrials (Cost $3,775,742)	3,864,906

	TOTAL CORPORATE BONDS (Cost $35,538,113)	35,172,406

	SHORT TERM INVESTMENTS - 17.16%
	Investment Companies - 17.16%
10,764,664	AIM STIT-Treasury Portfolio - 0.04%	10,764,664
14,104,258	Fidelity Institutional Government Portfolio - 0.04%	14,104,258
	Total Investment Companies	24,868,922

	TOTAL SHORT TERM INVESTMENTS (Cost $24,868,922)	24,868,922

	Total Investments (Cost $148,478,842) - 99.34%	143,948,228
	Other Assets in Excess of Liabilities - 0.66%	949,110
	TOTAL NET ASSETS - 100.00%	$144,897,338

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Foreign Issued Security. The total value of these securities amounted to $21,981,725 (15.17% of net assets) at June 30, 2010.
	(b) - Restricted security deemed liquid. The total value of restricted securities is $5,080,000 (3.51% of net assets) at June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

	Cost of investments	$ 148,478,842
	Gross unrealized appreciation	9,272,202
	Gross unrealized depreciation	(13,802,816)
	Net unrealized appreciation	$ (4,530,614)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Balanced Fund
Schedule of Options Written
June 30, 2010 (Unaudited)

Contracts		Value
	CALL OPTIONS WRITTEN - 0.00%

	Schlumberger Ltd.
500	Expiration: August, 2010, Exercise Price: $75.00	$5,500
	Total Options Written (Premiums received $12,243)	$5,500

Buffalo China Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 89.51%
	Consumer Discretionary - 8.79%
	Automobiles - 2.54%
977,894	Chongqing Changan Automobile Co., Ltd. (a)	$556,158

	Distributors - 0.05%
25,000	Goldin Properties Holdings Ltd. (a)	10,597

	Hotels, Restaurants & Leisure - 1.19%
4,000	Ctrip.com International, Ltd. - ADR (a)	150,240
105,000	Fairwood Holdings Ltd.	110,422
		260,662
	Media - 0.91%
1,814,000	HC International, Inc. (a)	198,258

	Specialty Retail - 0.79%
400,000	Hengdeli Holdings Ltd.	172,426

	Textiles, Apparel & Luxury Goods - 3.31%
290,000	Anta Sports Products LTD	522,058
300,000	China Dongxiang Group Co.	199,960
25,768,000	Tack Fat Group International Ltd. (a)(b)(c)	-
		722,018
	Total Consumer Discretionary (Cost $4,622,890)	1,920,119

	Consumer Staples - 9.64%
	Food Products - 8.45%
900,000	Asian Citrus Holdings Ltd. (a)	661,587
665,000	Chaoda Modern Agriculture (Holdings) Ltd.	648,523
135,000	China Agri-Industries Holdings Ltd.	155,918
381,000	China Green (Holdings) Ltd.	382,285
		1,848,313
	Personal Products - 1.19%
32,000	Hengan International Group Co. Ltd.	259,118
	Total Consumer Staples (Cost $1,285,634)	2,107,431

	Energy - 13.08%
	Coal & Consumable Fuels - 2.29%
138,500	China Shenhua Energy Co.	499,667

	Oil & Gas - 10.79%
662,000	China Petroleum & Chemical Corp. - Class H	533,989
660,000	CNOOC Ltd.	1,121,788
636,000	PetroChina Company Ltd.	703,457
		2,359,234
	Total Energy (Cost $2,044,433)	2,858,901

	Financials - 10.80%
	Commercial Banks - 4.52%
600,000	Bank Of China Ltd. - Class H	302,702
400,000	China Construction Bank - Class H	322,006
500,000	Industrial & Commercial Bank of China Ltd. - Class H	363,427
		988,135
	Insurance - 4.10%
40,000	China Life Insurance Co., Ltd - Class H	174,929
40,000	China Taiping Insurance Holdings Co. Ltd. (a)	129,761
8,000	CNinsure, Inc. - ADR	207,520
46,500	Ping An Insurance (Group) Co. of China Ltd. - Class H	384,270
		896,480
	Real Estate Management & Development - 2.18%
90,000	China Resources Land Ltd.	169,221
40,000	Hang Lung Properties Ltd.	152,998
100,000	Shimao Property Holdings Ltd.	155,135
		477,354
	Total Financials (Cost $2,179,751)	2,361,969

	Health Care - 5.23%
	Biotechnology - 1.22%
23,000	3SBio, Inc. - ADR (a)	267,490

	Health Care Equipment & Supplies - 3.04%
1,009,815	Golden Meditech Company Ltd. (a)	194,913
9,400	Mindray Medical International Ltd. - ADR	295,348
40,000	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	174,246
		664,507
	Pharmaceuticals - 0.97%
671,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H	211,495
	Total Health Care (Cost $958,062)	1,143,492

	Industrials - 11.22%
	Airlines - 3.06%
1,623,000	China Southern Airline Co. Ltd. - Class H (a)	669,723

	Chemicals - 0.26%
145,000	Sinofert Holdings Ltd.	57,006

	Commercial Services & Supplies - 0.76%
2,480,000	Jolimark Holdings Ltd. (b)	165,612

	Construction & Engineering - 1.68%
86,000	China Communications Construction Co. - Class H	78,466
128,000	China Railway Construction Corp. Ltd. - Class H	160,807
200,000	China Railway Group Ltd. - Class H (a)	128,011
		367,284
	Electrical Equipment - 1.48%
95,000	China High Speed Transmission Equipment Group Co.	199,547
40,000	Dongfang Electric Corp. Ltd. - Class H	123,043
		322,590
	Machinery - 1.14%
150,000	China Automation Group Ltd.	97,052
120,794	China International Marine Containers (Group) Co. Ltd. (a)	151,568
		248,620

	Road & Rail - 0.08%
50,350	China Shipping Container Lines Company Ltd. - Class H (a)	17,807

	Transportation Infrastructure - 2.76%
1,092,000	Anhui Expressway Co.	603,861
	Total Industrials (Cost $2,087,828)	2,452,503

	Information Technology - 2.75%
	Communications Equipment - 0.98%
40,000	O-Net Communication Group Ltd. (a)	17,928
64,750	ZTE Corp. - Class H	196,604
		214,532
	Electronic Equipment, Instruments & Components - 0.47%
5,500	BYD Compamy Ltd. - Class H	40,454
1,002,000	Kwang Sung Electronics H.K. (a)	62,064
		102,518
	Internet Software & Services - 0.11%
594,000	China Lotsynergy Holdings Ltd. (a)	24,142

	IT Services - 0.67%
178,000	Travelsky Technology Ltd. - Class H	146,944

	Semiconductor & Semiconductor Equipment - 0.52%
6,600	Trina Solar Ltd. - ADR (a)	114,048
	Total Information Technology (Cost $618,779)	602,184

	Materials - 10.43%
	Chemicals - 0.51%
200,000	China Bluechemical Ltd - Class H	110,838

	Construction Materials - 2.84%
168,000	Anhui Conch Cement Co. Ltd.	488,419
300,000	China Shanshui Cement Group	132,946
		621,365
	Metals & Mining - 7.08%
836,000	Aluminum Corporation Of China Ltd. (a)	628,805
203,000	Jiangxi Copper Company Ltd. - Class H	377,190
282,000	Yanzhou Coal Mining Company Ltd. - Class H	542,239
		1,548,234
	Total Materials (Cost $1,337,226)	2,280,437

	Telecommunication Services - 11.78%
	Diversified Telecommunication Services - 3.83%
120,000	China Communications Services Corp. Ltd. - Class H	57,985
1,622,000	China Telecom Corp. Ltd. - Class H	779,222
		837,207
	Wireless Telecommunication Services - 7.95%
112,000	China Mobile Ltd.	1,113,039
468,000	China Unicom Ltd.	625,984
		1,739,023
	Total Telecommunication Services (Cost $2,840,127)	2,576,230

	Utilities - 5.79%
	Independent Power Producers & Energy Traders - 5.25%
588,000	Datang International Power Generation Company Ltd. - Class H		237,175
1,786,000	Huadian Power International Corp. Ltd. - Class H (a)		432,227
808,000	Huaneng Power International, Inc. - Class H		477,922
			1,147,324
	Water Utilities - 0.54%
250,000	Guangdong Investment Ltd.		117,699
	Total Utilities (Cost $1,582,107)		1,265,023

	TOTAL COMMON STOCKS (Cost $19,556,837)		19,568,289

	WARRANTS - 0.00%
	Matsunichi Comm. Warrants
19,500	Expiration: July, 2010, Excercise Price: $6.000 (d)		0

	TOTAL WARRANTS (Cost $0)		0

	SHORT TERM INVESTMENTS - 0.84%
	Investment Companies - 0.84%
$183,283	Fidelity Institutional Government Portfolio - 0.04%		183,283
	Total Investment Companies		183,283

	TOTAL SHORT TERM INVESTMENTS (Cost $183,283)		183,283

	Total Investments (Cost $19,740,120) - 90.35%		19,751,572
	Other Assets in Excess of Liabilities - 9.65%		2,109,795
	TOTAL NET ASSETS - 100.00%		$21,861,367

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Illiquid Securities
	(c) - Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments		$ 19,740,120
Gross unrealized appreciation		4,864,706
Gross unrealized depreciation		(4,853,254)
Net unrealized appreciation		$ 11,452

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Growth Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 97.29%
	Consumer Discretionary - 10.00%
	Auto Components - 3.09%
61,600	Gentex Corp.	$1,107,568
68,500	Johnson Controls, Inc.	1,840,595
		2,948,163
	Hotels, Restaurants & Leisure - 5.18%
42,100	Carnival Corp. (b)	1,273,104
25,600	McDonald's Corp.	1,686,272
50,900	Yum! Brands, Inc.	1,987,136
		4,946,512
	Leisure Equipment & Products - 1.73%
42,000	WMS Industries Inc. (a)	1,648,500
	Total Consumer Discretionary (Cost $7,855,303)	9,543,175

	Consumer Staples - 3.38%
	Beverages - 1.23%
23,500	The Coca Cola Co.	1,177,820

	Household Products - 2.15%
34,215	The Procter & Gamble Co.	2,052,215
	Total Consumer Staples (Cost $2,273,005)	3,230,035

	Energy - 6.04%
	Energy Equipment & Services - 6.04%
71,300	Baker Hughes, Inc.	2,963,941
50,700	Schlumberger Ltd. (b)	2,805,738
	Total Energy (Cost $7,933,398)	5,769,679

	Financials - 8.16%
	Capital Markets - 2.10%
15,300	The Goldman Sachs Group, Inc.	2,008,431

	Commercial Banks - 2.28%
46,600	Northern Trust Corp.	2,176,220

	Diversified Financial Services - 3.78%
64,100	JPMorgan Chase & Co.	2,346,701
46,100	MSCI, Inc. (a)	1,263,140
		3,609,841
	Total Financials (Cost $9,009,344)	7,794,492

	Health Care - 15.29%
	Health Care Equipment & Supplies - 8.34%
151,900	Align Technology, Inc. (a)	2,258,753
39,700	Baxter International, Inc.	1,613,408
51,400	Dentsply International, Inc.	1,537,374
22,900	Haemonetics Corp. (a)	1,225,608
26,600	Sigma-Aldrich Corp.	1,325,478
		7,960,621

	Health Care Providers & Services - 3.81%
39,700	Charles River Laboratories International, Inc. (a)	1,358,137
89,600	Pharmaceutical Product Development, Inc.	2,276,736
		3,634,873
	Life Sciences Tools & Services - 0.07%
6,575	Furiex Pharmaceuticals Inc. (a)	66,802

	Pharmaceuticals - 3.07%
31,900	Abbott Laboratories	1,492,282
24,400	Johnson & Johnson	1,441,064
		2,933,346
	Total Health Care (Cost $13,529,388)	14,595,642

	Industrials - 13.92%
	Aerospace & Defense - 1.95%
29,600	The Boeing Co.	1,857,400

	Air Freight & Logistics - 1.91%
26,000	FedEx Corp.	1,822,860

	Construction & Engineering - 2.09%
47,000	Fluor Corp.	1,997,500

	Electrical Equipment - 1.94%
42,400	Emerson Electric Co.	1,852,456

	Industrial Conglomerates - 2.11%
25,500	3M Co.	2,014,245

	Machinery - 1.89%
115,700	Chart Industries, Inc. (a)	1,802,606

	Professional Services - 2.03%
73,700	Corporate Executive Board Co.	1,936,099
	Total Industrials (Cost $13,908,983)	13,283,166

	Information Technology - 35.94%
	Communications Equipment - 4.97%
111,700	Cisco Systems, Inc. (a)	2,380,327
72,100	QUALCOMM Inc.	2,367,764
		4,748,091
	Computers & Peripherals - 3.22%
5,000	Apple Inc. (a)	1,257,650
48,600	NetApp, Inc. (a)	1,813,266
		3,070,916
	Electronic Equipment, Instruments & Components - 3.87%
17,800	Dolby Laboratories, Inc. - Class A (a)	1,115,882
39,100	National Instruments Corp.	1,242,598
47,700	Trimble Navigation Ltd. (a)	1,335,600
		3,694,080
	Internet Software & Services - 5.18%
154,800	eBay Inc. (a)	3,035,628
4,300	Google Inc. - Class A (a)	1,913,285
		4,948,913
	IT Services - 3.81%
49,900	Global Payments Inc.	1,823,346
25,600	Visa Inc.	1,811,200
		3,634,546

	Semiconductor & Semiconductor Equipment - 9.62%
49,700	Broadcom Corp. - Class A	1,638,609
102,900	Intel Corp.	2,001,405
41,000	KLA-Tencor Corp.	1,143,080
132,700	MKS Instruments, Inc. (a)	2,484,144
82,500	Texas Instruments, Inc.	1,920,600
		9,187,838
	Software - 5.27%
23,100	Citrix Systems, Inc. (a)	975,513
133,240	Electronic Arts Inc. (a)	1,918,656
52,500	Microsoft Corp.	1,208,025
32,200	Red Hat, Inc. (a)	931,868
		5,034,062
	Total Information Technology (Cost $34,520,543)	34,318,446

	Materials - 4.56%
	Chemicals - 4.56%
30,200	Ecolab Inc.	1,356,282
37,300	Monsanto Co.	1,724,006
16,700	Praxair, Inc.	1,269,033
	Total Materials (Cost $4,526,398)	4,349,321

	TOTAL COMMON STOCKS (Cost $93,556,362)	92,883,956

	SHORT TERM INVESTMENTS - 2.56%
	Investment Companies - 2.56%
$2,447,498	Fidelity Institutional Government Portfolio - 0.04%	2,447,499
	Total Investment Companies	2,447,499

	TOTAL SHORT TERM INVESTMENTS (Cost $2,447,499)	2,447,499

	Total Investments (Cost $96,003,861) - 99.85%	95,331,455
	Other Assets in Excess of Liabilities - 0.15%	144,101
	TOTAL NET ASSETS - 100.00%	$95,475,556

	(a) - Non Income Producing
	(b) - Foreign Issued Securities. The total value of these securities amounted to $4,078,842 (4.27% of net assets) at June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

	Cost of investments	$ 96,003,861
	Gross unrealized appreciation	10,921,554
	Gross unrealized depreciation	(11,593,960)
	Net unrealized appreciation	$ (672,406)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo High Yield Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 2.65%
	Consumer Discretionary - 2.65%
121,335	WMS Industries Inc. (a)	$4,762,388
	Total Consumer Discretionary (Cost $1,600,197)	4,762,388

	Special Purpose Entity - 0.00%
725,000	Adelphia Recovery Trust (a)(b)(d)	0
	Total Special Purpose Entity (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $2,312,202)	4,762,388

	CONVERTIBLE PREFERRED STOCKS - 1.79%
	Financials - 1.79%
	Commercial Banks - 1.79%
108,200	Boston Private Capital Trust I (a)	3,205,425
	Total Financials (Cost $5,342,000)	3,205,425

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,342,000)	3,205,425

	PREFERRED STOCKS - 1.64%
	Financials - 1.64%
	Real Estate Management & Development - 1.64%
125,000	Firstservice Corp. (e)	2,943,750
	Total Financials (Cost $2,656,250)	2,943,750

	TOTAL PREFERRED STOCKS (Cost $2,656,250)	2,943,750

	CONVERTIBLE BONDS - 16.80%
	Consumer Discretionary - 2.66%
	Hotels Restaurants & Leisure - 0.28%
	Host Hotels & Resorts LP
$500,000	3.125%, 04/15/2024 (Acquired 02/19/2009, Cost $500,000) (c)	512,500

	Media - 2.38%
	The Interpublic Group of Companies, Inc.
1,000,000	4.750%, 03/15/2023	1,023,750
	Lions Gate Entertainment Corp.
3,300,000	2.938%, 10/15/2024 (e)	3,242,250
		4,266,000
	Total Consumer Discretionary (Cost $4,775,698)	4,778,500

	Consumer Staples - 0.16%
	Food & Staples Retailing - 0.16%
	Pantry, Inc.
300,000	3.000%, 11/15/2012	279,000
	Total Consumer Staples (Cost $251,347)	279,000

	Energy - 1.89%
	Energy Equipment & Services - 1.89%
	Hornbeck Offshore Services Inc.
4,500,000	1.625%, 11/15/2026	3,397,500
	Total Energy (Cost $3,642,693)	3,397,500

	Financials - 0.67%
	Capital Markets - 0.67%
	Janus Capital Group, Inc.
1,200,000	3.250%, 07/15/2014	1,209,000
	Total Financials (Cost $1,207,500)	1,209,000

	Health Care - 7.54%
	Biotechnology - 2.01%
	Amylin Pharmaceuticals, Inc.
3,655,000	2.500%, 04/15/2011	3,604,744

	Health Care Equipment & Supplies - 3.79%
	American Medical Systems
137,000	3.250%, 07/01/2036	166,112
863,000	4.000%, 09/15/2041	1,152,105
	ConMed Corp.
1,500,000	2.500%, 11/15/2024	1,464,375
	SonoSite, Inc.
1,800,000	3.750%, 07/15/2014	1,804,500
	Wright Medical Group, Inc.
2,550,000	2.625%, 12/01/2014	2,215,313
		6,802,405
	Life Sciences Tools & Services - 1.74%
	Charles River Laboratories International, Inc.
3,250,000	2.250%, 06/15/2013	3,124,062
	Total Health Care (Cost $12,510,457)	13,531,211

	Industrials - 1.81%
	Electrical Equipment - 1.05%
	General Cable Corp.
2,000,000	4.500%, 11/15/2029	1,885,000

	Trading Companies & Distributors - 0.76%
	Wesco Intl, Inc.
960,000	6.000%, 09/15/2029	1,362,000
	Total Industrials (Cost $2,786,254)	3,247,000

	Information Technology - 0.90%
	Semiconductors & Semiconductor Equipment - 0.90%
	Intel Corp.
1,700,000	2.950%, 12/15/2035	1,623,500
	Total Information Technology (Cost $1,687,930)	1,623,500

	Materials - 0.12%
	Metals & Mining - 0.12%
	Steel Dynamics, Inc.
200,000	5.125%, 06/15/2014	215,750
	Total Materials (Cost $200,000)	215,750

	Telecommunication Services - 1.05%
	Diversified Telecommunication Services - 1.05%
	Ciena Corp.
2,000,000	4.000%, 03/15/2015 (Acquired 3/9/2010, Cost $2,000,000) (c)	1,877,500
	Total Telecommunication Services (Cost $2,000,000)	1,877,500

	TOTAL CONVERTIBLE BONDS (Cost $29,061,879)	30,158,961

	CORPORATE BONDS - 71.05%
	Consumer Discretionary - 31.53%
	Hotels Restaurants & Leisure - 10.18%
	Ameristar Casinos, Inc.
4,000,000	9.250%, 06/01/2014	4,210,000
	Circus Circus
2,100,000	7.625%, 07/15/2013	1,848,000
	Gaylord Entertainment Co.
1,000,000	6.750%, 11/15/2014	967,500
	Isle of Capri Casinos
3,928,000	7.000%, 03/01/2014	3,554,840
	Penn National Gaming, Inc.
1,600,000	8.750%, 08/15/2019	1,652,000
	Pinnacle Entertainment, Inc.
2,000,000	7.500%, 06/15/2015	1,885,000
250,000	8.750%, 05/15/2020 (Acquired 04/29/2010, Cost $250,000) (c)	232,813
	Royal Caribbean Cruises Ltd
1,450,000	7.000%, 06/15/2013 (e)	1,450,000
1,615,000	7.500%, 10/15/2027 (e)	1,413,125
	Speedway Motorsports, Inc.
1,000,000	8.750%, 06/01/2016	1,055,000
		18,268,278
	Household Durables - 3.17%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	1,970,000
	Sealy Mattress Co.
3,600,000	8.250%, 06/15/2014	3,627,000
90,000	10.875%, 04/15/2016 (Acquired 05/15/2009, Cost $86,849) (c)	99,900
		5,696,900
	Internet & Catalog Retail - 0.63%
	HSN, Inc.
1,000,000	11.250%, 08/01/2016	1,125,000

	Media - 2.79%
	Lions Gate Entertainment Corp.
5,000,000	10.250%, 11/01/2016 (Acquired 10/16/2009, Cost $4,782,001) (c)(e)	5,000,000

	Rail Transportation - 2.75%
	Kansas City Southern de Mexico Railway Co.
4,000,000	8.000%, 02/01/2018 (Acquired 01/07/2010, Cost $3,942,000) (c)(e)	4,160,000
	Kansas City Southern Railway Co.
650,000	13.000%, 12/15/2013	783,250
		4,943,250

	Specialty Retail - 5.67%
	Autonation, Inc.
2,000,000	7.000%, 04/15/2014	1,970,000
	Sally Holdings LLC
650,000	9.250%, 11/15/2014	677,625
	Sonic Automotive, Inc.
3,000,000	9.000%, 03/15/2018	3,060,000
	United Auto Group, Inc.
4,725,000	7.750%, 12/15/2016	4,465,125
		10,172,750
	Textiles, Apparel & Luxury Goods - 6.34%
	Interface, Inc.
2,909,000	9.500%, 02/01/2014	2,999,906
	Oxford Industries, Inc.
4,500,000	11.375%, 07/15/2015	4,972,500
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	3,413,049
		11,385,455
	Total Consumer Discretionary (Cost $54,656,768)	56,591,633

	Consumer Staples - 5.08%
	Food & Staples Retailing - 1.89%
	Pantry, Inc.
3,500,000	7.750%, 02/15/2014	3,395,000

	Food Products - 1.47%
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	2,640,000

	Personal Products - 1.72%
	Revlon Consumer Products Corp.
3,000,000	9.750%, 11/15/2015 (Acquired Various Dates, Cost $3,058,750) (c)	3,090,000
	Total Consumer Staples (Cost $9,219,899)	9,125,000

	Energy - 8.04%
	Energy Equipment & Services - 1.06%
	Gulfmark Offshore, Inc.
1,000,000	7.750%, 07/15/2014	955,000
	Parker Drilling Co.
1,000,000	9.125%, 04/01/2018 (Acquired Various Dates, Cost $1,000,000) (c)	955,000
		1,910,000
	Oil & Gas - 6.98%
	Berry Petroleum Co.
750,000	10.250%, 06/01/2014	810,000
2,000,000	8.250%, 11/01/2016	1,945,000
	Concho Resources, Inc.
1,750,000	8.625%, 10/01/2017	1,811,250
	Continental Resources, Inc.
100,000	8.250%, 10/01/2019	105,000
	Inergy L.P./Inergy Finance Corp.
3,400,000	0.069%, 12/15/2014	3,366,000
600,000	8.250%, 03/01/2016	610,500
	United Refining Co.
4,200,000	1.500%, 08/15/2012	3,874,500
		12,522,250
	Total Energy (Cost $14,541,898)	14,432,250

	Financials - 1.61%
	Capital Markets - 1.61%
	Janus Capital Group, Inc.
1,825,000	6.125%, 09/15/2011	1,848,459
1,000,000	6.500%, 06/15/2012	1,032,532
	Total Financials (Cost $2,555,699)	2,880,991

	Health Care - 5.07%
	Health Care Equipment & Supplies - 0.67%
	Cooper Cos, Inc.
1,200,000	7.125%, 02/15/2015	1,209,000

	Health Care Providers & Services - 4.40%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,940,000
	Davita, Inc.
1,000,000	7.250%, 03/15/2015	1,005,000
	Psychiatric Solutions, Inc.
3,110,000	7.750%, 07/15/2015 (Acquired 02/24/2010, Cost $707,224) (c)	3,203,300
	Sun Healthcare Group, Inc.
700,000	9.125%, 04/15/2015	736,750
		7,885,050
	Total Health Care (Cost $8,796,085)	9,094,050

	Industrials - 13.43%
	Aerospace & Defense - 1.72%
	Triumph Group Inc.
2,150,000	8.000%, 11/15/2017	2,064,000
1,000,000	8.625%, 07/15/2018 (Acquired 06/08/2010, Cost $992,700) (c)	1,025,000
		3,089,000
	Commercial Services & Supplies - 7.01%
	Covanta Holding Corp.
1,000,000	3.250%, 06/01/2014	1,070,000
	Education Management LLC
4,300,000	8.750%, 06/01/2014	4,310,750
	Greenbrier Companies, Inc.
2,000,000	8.375%, 05/15/2015	1,895,000
	Iron Mountain, Inc.
2,925,000	7.750%, 01/15/2015	2,961,562
	Mobile Mini, Inc.
2,500,000	6.875%, 05/01/2015	2,331,250
		12,568,562
	Diversified Manufacturing - 1.24%
	Blount, Inc.
2,210,000	8.875%, 08/01/2012	2,226,575

	Machinery - 3.46%
	Altra Holdings, Inc.
1,500,000	8.125%, 12/01/2016 (Acquired 11/16/2009, Cost $1,480,365) (c)	1,494,375
	American Railcar Industries, Inc.
1,000,000	7.500%, 03/01/2014	975,000
	Chart Industries, Inc.
2,500,000	9.125%, 10/15/2015	2,518,750
	Gardner Denver, Inc.
1,200,000	8.000%, 05/01/2013	1,227,000
		6,215,125
	Total Industrials (Cost $23,856,151)	24,099,262

	Information - 0.34%
	Wired Telecommunications Carriers - 0.34%
	Susser Holdings Corp.
600,000	8.500%, 05/15/2016 (Acquired 04/30/2010, Cost $593,070) (c)	603,000
	Total Information (Cost $593,070)	603,000

	Information Technology - 1.25%
	Semiconductors & Semiconductor Equipment - 1.25%
	KLA-Tencor Corp.
500,000	6.900%, 05/01/2018	560,205
	National Semiconductor Corp.
1,500,000	6.600%, 06/15/2017	1,682,850
	Total Information Technology (Cost $1,738,961)	2,243,055

	Manufacturing - 2.95%
	Paper Products - 0.56%
	Cenveo Corp.
1,045,000	7.875%, 12/01/2013	1,008,425

	Pharmaceutical - 2.26%
	Prestige Brands, Inc.
4,000,000	8.250%, 04/01/2018 (Acquired 03/10/2010, Cost $3,942,560) (c)	4,050,000

	Transportation Equipment - 0.13%
	Transdigm, Inc.
235,000	7.750%, 07/15/2014	236,762
	Total Manufacturing (Cost $5,186,328)	5,295,187

	Materials - 0.28%
	Metals & Mining - 0.28%
	Steel Dynamics, Inc.
500,000	7.625%, 03/15/2020 (Acquired 03/11/2010, Cost $500,000) (c)	500,000
	Total Materials (Cost $500,000)	500,000

	Services - 1.47%
	Business Services - 1.47%
	Lamar Media Corp.
2,750,000	6.625%, 08/15/2015	2,629,375
	Total Services (Cost $2,611,689)	2,629,375

	TOTAL CORPORATE BONDS (Cost $124,256,548)	127,493,803

	SHORT TERM INVESTMENTS - 5.91%
	Investment Companies - 5.91%
$10,605,520	Fidelity Institutional Government Portfolio - 0.04%	10,605,520
	Investment Companies	10,605,520

	TOTAL SHORT TERM INVESTMENTS (Cost $10,605,520)	10,605,520

Total Investments (Cost $174,234,399) - 99.84%	179,169,847
Other Assets in Excess of Liabilities - 0.16%	282,421
TOTAL NET ASSETS - 100.00%	$179,452,268

(a) - Non Income Producing
(b) - Illiquid Security
(c) - Restricted security deemed liquid. The total value of restricted securities is $26,803,388 (14.94% of net assets) at June 30, 2010.
(d) - Fair valued security. The total value of these securities amounted to $0 (0.00% of net assets) at June 30, 2010.
(e) - Foreign issued security. The total value of these securities amounted to $18,209,125 (10.15% of net assets) at June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$ 174,234,399
Gross unrealized appreciation	9,836,050
Gross unrealized depreciation	(4,900,602)
Net unrealized appreciation	$ 4,935,448

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo International Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 82.02%
	Austria - 0.41%
	Oil & Gas - 0.41%
4,000	OMV AG	$120,122
	Total Austria (Cost $173,180)	120,122

	Bermuda - 2.77%
	Food Products - 2.27%
900,000	Asian Citrus Holdings Ltd. (a)	661,587

	Semiconductor & Semiconductor Equipment - 0.50%
9,200	Marvell Technology Group Ltd (a)	144,992
	Total Bermuda (Cost $661,348)	806,579

	Brazil - 5.52%
	Diversified Financial Services - 3.00%
135,320	BM&F BOVESPS SA	877,144

	Household Durables - 1.25%
30,100	Gafisa S.A. - ADR	364,511

	Water Utilities - 1.27%
600	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP - ADR	24,804
25,000	Companhia de Saneamento de Minas Gerais - Copasa MG	346,260
		371,064
	Total Brazil (Cost $1,544,354)	1,612,719

	Canada - 0.69%
	Communications Equipment - 0.69%
4,100	Research In Motion Ltd. (RIM) (a)	201,966
	Total Canada (Cost $292,027)	201,966

	Cayman Islands - 4.22%
	Biotechnology - 1.28%
32,100	3SBio, Inc. - ADR (a)	373,323

	Communications Equipment - 0.71%
460,000	O-Net Communication Group Ltd. (a)	206,167

	Construction Materials - 0.76%
500,000	China Shanshui Cement Group	221,576

	Hotels, Restaurants & Leisure - 0.89%
6,900	Ctrip.com International, Ltd. - ADR (a)	259,164

	Specialty Retail - 0.58%
392,000	Hengdeli Holdings Ltd.	168,977
	Total Cayman Islands (Cost $1,030,693)	1,229,207

	Chile - 1.22%
	Beverages - 1.22%
8,300	Compania Cervecerias Unidas S.A. - ADR	357,647
	Total Chile (Cost $319,553)	357,647

	China - 6.17%
	Food Products - 3.83%
690,498	Chaoda Modern Agriculture (Holdings) Ltd.	673,389
445,000	China Green (Holdings) Ltd.	446,501
		1,119,890
	Health Care Equipment & Supplies - 1.27%
11,800	Mindray Medical International Ltd. - ADR	370,756

	Insurance - 1.07%
12,000	CNinsure, Inc. - ADR	311,280
	Total China (Cost $1,444,977)	1,801,926

	Denmark - 0.46%
	Electrical Equipment - 0.46%
3,200	Vestas Wind System A/S (a)	133,172
	Total Denmark (Cost $205,740)	133,172

	France - 3.24%
	Machinery - 1.12%
1,900	Vallourec SA	327,584

	Multi-Utilities - 0.40%
4,966	Veolia Environnement - ADR	116,055

	Software - 0.94%
4,500	Dassault Systemes S.A.	272,609

	Textiles, Apparel & Luxury Goods - 0.78%
2,100	LVMH Moet Hennessy Louis Vuitton SA	228,571
	Total France (Cost $1,185,355)	944,819

	Germany - 7.32%
	Chemicals - 1.15%
6,000	Bayer AG	335,289

	Food Products - 0.86%
1,700	KWS Saat AG	250,605

	Household Products - 1.39%
9,900	Henkel KGaA	405,187

	Software - 0.85%
5,600	SAP AG - ADR	248,080

	Textiles, Apparel & Luxury Goods - 3.07%
9,200	Adidas AG	445,418
1,700	Puma AG Rudolf Dassler Sport	451,827
		897,245
	Total Germany (Cost $2,373,840)	2,136,406

	Guernsey - 1.78%
	IT Services - 1.78%
19,400	Amdocs Ltd. (a)	520,890
	Total Guernsey (Cost $561,227)	520,890

	Hong Kong - 7.26%
	Health Care Equipment & Supplies - 0.63%
42,000	Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	182,958

	Hotels, Restaurants & Leisure - 1.14%
75,000	Cafe De Coral Holdings Ltd.	192,070
135,000	Fairwood Holdings Ltd.	141,971
		334,041
	IT Services - 1.19%
422,000	Travelsky Technology Ltd. - Class H	348,375

	Real Estate Management & Development - 1.39%
7,000	Cheung Kong (Holdings) Ltd.	80,785
85,000	Hang Lung Properties Ltd.	325,121
		405,906
	Textiles, Apparel & Luxury Goods - 1.39%
225,000	Anta Sports Products LTD	405,045

	Water Utilities - 1.52%
940,000	Guangdong Investment Ltd.	442,547
	Total Hong Kong (Cost $1,657,782)	2,118,872

	India - 2.29%
	Pharmaceuticals - 2.29%
21,700	Dr. Reddy's Laboratories Ltd. - ADR	669,445
	Total India (Cost $347,281)	669,445

	Indonesia - 0.27%
	Hotels, Restaurants & Leisure - 0.27%
100,000	PT Fastfood Indonesia	78,323
	Total Indonesia (Cost $73,746)	78,323

	Israel - 2.53%
	Pharmaceuticals - 2.53%
14,200	Teva Pharmaceutical Industries Ltd. - ADR	738,258
	Total Israel (Cost $701,804)	738,258

	Japan - 4.39%
	Commercial Services & Supplies - 0.53%
3,500	SECOM CO., LTD	155,421

	Electronic Equipment, Instruments & Components - 1.33%
34,000	Nippon Electric Glass Co., Ltd.	389,455

	Multiline Retail - 0.82%
6,000	Ryohin Keikaku Co.	238,513

	Specialty Retail - 1.71%
3,300	FAST RETAILING CO., Ltd.	499,338
	Total Japan (Cost $1,313,271)	1,282,727

	Luxembourg - 1.94%
	Wireless Telecommunication Services - 1.94%
7,000	Millicom International Cellular S.A.	567,490
	Total Luxembourg (Cost $446,192)	567,490

	Malaysia - 1.35%
	Airlines - 1.35%
1,030,000	Airasia Berhad (a)	395,592
	Total Malaysia (Cost $417,242)	395,592

	Mexico - 1.64%
	Wireless Telecommunication Services - 1.64%
10,100	America Movil SAB de C.V. - ADR	479,750
	Total Mexico (Cost $503,126)	479,750

	Netherlands - 0.91%
	Industrial Conglomerates - 0.91%
8,900	Koninklijke (Royal) Philips Electronics N.V. - ADR	265,576
	Total Netherlands (Cost $355,290)	265,576

	Norway - 0.67%
	Commercial Services & Supplies - 0.67%
47,000	Tomra Systems Asa	196,115
	Total Norway (Cost $277,455)	196,115

	Singapore - 3.07%
	Diversified Financial Services - 1.81%
25,500	Jardine Strategic Holdings Ltd. (a)	528,679

	Hotels, Restaurants & Leisure - 0.43%
90,000	Mandarin Oriental International Ltd.	126,376

	Water Utilities - 0.83%
105,000	Hyflux Ltd.	242,102
	Total Singapore (Cost $807,726)	897,157

	Sweden - 1.86%
	Communications Equipment - 0.90%
23,800	Telefonaktirbolaget LM Ericsson - ADR	262,276

	Credit Intermediation and Related Activities - 0.04%
1,400	Swedbank AB - ADR	12,880

	Specialty Retail - 0.92%
9,800	Hennes & Mauritz AB (H&M) - Class B (c)	269,327
	Total Sweden (Cost $589,881)	544,483

	Switzerland - 11.36%
	Commercial Banks - 2.09%
21,400	Julius Baer Group Ltd.	610,170

	Capital Markets - 2.53%
20,000	EFG International AG	238,728
46,400	GAM Holding Ltd.	501,423
		740,151
	Chemicals - 1.60%
10,200	Syngenta Ag - ADR	467,670

	Food Products - 0.96%
5,800	Nestle SA	279,669

	Health Care Equipment & Supplies - 1.21%
1,000	Sonova Holding AG	122,717
2,000	Synthes, Inc.	229,961
		352,678
	Management Consulting Services - 0.60%
10,100	ABB Ltd. - ADR (b)	174,528

	Software - 1.40%
17,000	Temenos Group AG (a)	409,259

	Textiles, Apparel & Luxury Goods - 0.97%
1,000	Swatch Group AG	282,025
	Total Switzerland (Cost $3,554,626)	3,316,150

	Taiwan, Province of China - 1.82%
	Semiconductors & Semiconductor Equipment - 1.82%
54,381	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	530,759
	Total Taiwan, Province of China (Cost $524,987)	530,759

	United Kingdom - 5.48%
	Beverages - 1.68%
7,800	Diageo plc - ADR	489,372

	Capital Markets - 1.14%
18,500	Schroders PLC	332,961

	Health Care Equipment & Supplies - 1.54%
9,600	Smith & Nephew plc - ADR	451,200

	Internet Software & Services - 1.12%
55,000	Telecity Group PLC (a)	327,680
	Total United Kingdom (Cost $1,672,401)	1,601,213

	United States - 1.38%
	Capital Markets - 0.85%
15,800	Artio Global Investors Inc.	248,692

	Software - 0.53%
7,000	AsiaInfo-Linkage Inc. (a)	153,020
	Total United States (Cost $560,791)	401,712

	TOTAL COMMON STOCKS (Cost $23,595,895)	23,949,075

	EXCHANGE TRADED FUNDS - 1.98%
	United States - 1.98%
	Other Investment Pools and Funds - 1.98%
6,200	iShares MSCI EAFE Index Fund	288,362
7,800	iShares MSCI Emerging Markets Index Fund	291,096
	Total United States (Cost $585,622)	579,458

	TOTAL EXCHANGE TRADED FUNDS (Cost $585,622)	579,458

	PREFERRED STOCKS - 2.80%
	Brazil - 2.80%
	Beverages - 0.97%
2,800	Companhia de Bebidas das Americas (AMBEV) - ARD	282,828

	Oil & Gas - 1.83%
17,900	Petroleo Brasileiro S.A. - ADR	533,420
	Total Brazil (Cost $775,217)	816,248

	TOTAL PREFERRED STOCKS (Cost $775,217)	816,248

	SHORT TERM INVESTMENTS - 5.86%
	Investment Companies - 5.86%
$1,711,181	Fidelity Institutional Government Portfolio - 0.04%	1,711,181
	Total Investment Companies	1,711,181

	TOTAL SHORT TERM INVESTMENTS (Cost $1,711,181)	1,711,181

	Total Investments (Cost $26,667,915) - 92.66%	27,055,962
	Other Assets in Excess of Liabilities - 7.34%	2,142,914
	TOTAL NET ASSETS - 100.00%	$29,198,876

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non-income Producing Security.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

	Cost of investments	$ 26,667,915
	Gross unrealized appreciation	3,011,087
	Gross unrealized depreciation	(2,623,040)
	Net unrealized appreciation	$ 388,047

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Large Cap Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 94.32%
	Consumer Discretionary - 7.68%
	Media - 5.11%
18,850	Viacom Inc. - Class B (a)	$591,324
30,800	The Walt Disney Co.	970,200
		1,561,524
	Specialty Retail - 2.57%
25,500	Abercrombie & Fitch Co. - Class A	782,595
	Total Consumer Discretionary (Cost $2,410,546)	2,344,119

	Consumer Staples - 7.29%
	Food & Staples Retailing - 4.35%
15,700	Costco Wholesale Corp.	860,831
17,500	Walgreen Co.	467,250
		1,328,081
	Food Products - 0.93%
8,000	General Mills, Inc.	284,160

	Personal Products - 2.01%
23,200	Avon Products, Inc.	614,800
	Total Consumer Staples (Cost $2,112,097)	2,227,041

	Energy - 1.84%
	Energy Equipment & Services - 1.84%
14,900	Smith International, Inc.	560,985
	Total Energy (Cost $450,655)	560,985

	Financials - 14.27%
	Commercial Banks - 2.42%
15,800	Northern Trust Corp.	737,860

	Diversified Financial Services - 11.85%
22,500	American Express Co.	893,250
34,400	Bank of America Corp.	494,328
8,700	Franklin Resources, Inc.	749,853
23,300	JPMorgan Chase & Co.	853,013
14,200	T. Rowe Price Group, Inc.	630,338
		3,620,782
	Total Financials (Cost $3,770,603)	4,358,642

	Health Care - 20.85%
	Biotechnology - 4.41%
39,300	Gilead Sciences, Inc. (a)	1,347,204

	Health Care Equipment & Supplies - 5.68%
15,550	Becton, Dickinson and Co.	1,051,491
13,700	Sigma-Aldrich Corp.	682,671
		1,734,162

	Pharmaceuticals - 10.76%
8,600	Bayer AG - ADR (b)	479,880
51,000	Forest Laboratories, Inc. (a)	1,398,930
40,200	Merck & Co., Inc.	1,405,794
		3,284,604
	Total Health Care (Cost $5,959,741)	6,365,970

	Industrials - 7.83%
	Aerospace & Defense - 1.89%
9,200	The Boeing Co.	577,300

	Air Freight & Logistics - 2.89%
12,600	FedEx Corp.	883,386

	Construction & Engineering - 3.05%
21,900	Fluor Corp.	930,750
	Total Industrials (Cost $1,805,685)	2,391,436

	Information Technology - 30.55%
	Communications Equipment - 6.49%
34,200	Cisco Systems, Inc. (a)	728,802
26,200	Corning, Inc.	423,130
25,300	QUALCOMM Inc.	830,852
		1,982,784
	Computers & Peripherals - 3.08%
25,200	NetApp, Inc. (a)	940,212

	Internet Software & Services - 6.36%
62,900	eBay Inc. (a)	1,233,469
51,300	Yahoo!, Inc. (a)	709,479
		1,942,948
	Semiconductor & Semiconductor Equipment - 12.15%
75,600	Applied Materials, Inc.	908,712
24,000	Broadcom Corp. - Class A	791,280
63,100	Intel Corp.	1,227,295
33,700	Texas Instruments, Inc.	784,536
		3,711,823
	Software - 2.47%
52,400	Electronic Arts Inc. (a)	754,560
	Total Information Technology (Cost $10,683,073)	9,332,327

	Materials - 4.01%
	Chemicals - 4.01%
26,500	Monsanto Co.	1,224,830
	Total Materials (Cost $1,806,694)	1,224,830

	TOTAL COMMON STOCKS (Cost $28,999,094)	28,805,350

	SHORT TERM INVESTMENTS - 6.35%
	Investment Companies - 6.35%
$1,939,425	Fidelity Institutional Government Portfolio - 0.04%	1,939,425
	Total Investment Companies	1,939,425

	TOTAL SHORT TERM INVESTMENTS (Cost $1,939,425)	1,939,425

Total Investments (Cost $30,938,519) - 100.67%	30,744,775
Liabilities in Excess of Other Assets - (0.67)%	(205,399)
TOTAL NET ASSETS - 100.00%	$30,539,376

ADR - American Depositary Receipt
(a) - Non-income producing security.
(b) - Foreign Issued Security. The total value of this security amounted to $479,880 (1.57% of net assets) at June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

Cost of investments	$ 30,938,519
Gross unrealized appreciation	3,779,152
Gross unrealized depreciation	(3,972,896)
Net unrealized appreciation	$ (193,744)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Micro Cap Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 88.81%
	Consumer Discretionary - 16.86%
	Diversified Consumer Services - 4.83%
50,000	National American University Holdings, Inc.	$435,500
27,300	Universal Technical Institute, Inc. (a)	645,372
		1,080,872
	Hotels, Restaurants & Leisure - 3.84%
77,998	McCormick & Schmick's Seafood Restaurants, Inc. (a)	581,865
7,200	Steiner Leisure Ltd. (a)(b)	276,768
		858,633
	Internet & Catalog Retail - 1.64%
20,600	Petmed Express, Inc.	366,680

	Specialty Retail - 3.33%
145,500	Coldwater Creek, Inc. (a)	488,880
10,000	Vitamin Shoppe, Inc. (a)	256,500
		745,380
	Textiles, Apparel & Luxury Goods - 3.22%
81,355	The Dixie Group, Inc. (a)	299,386
20,100	Oxford Industries, Inc.	420,693
		720,079
	Total Consumer Discretionary (Cost $3,891,177)	3,771,644

	Consumer Staples - 1.57%
	Food Products - 1.57%
85,600	Smart Balance, Inc. (a)	350,104
	Total Consumer Staples (Cost $481,820)	350,104

	Financials - 8.47%
	Capital Markets - 3.28%
76,600	Sanders Morris Harris Group, Inc.	425,130
7,100	Stifel Financial Corp. (a)	308,069
		733,199
	Diversified Financial Services - 5.19%
12,800	Cohen & Steers, Inc.	265,472
64,900	MarketAxess Holdings, Inc.	894,971
		1,160,443
	Total Financials (Cost $1,887,912)	1,893,642

	Health Care - 16.24%
	Health Care Equipment & Supplies - 10.55%
55,700	Align Technology, Inc. (a)	828,259
11,800	ICU Medical, Inc. (a)	379,606
13,925	Meridian Bioscience, Inc.	236,725
14,250	Neogen Corp. (a)	371,213
92,500	Orthovita, Inc. (a)	187,775
13,100	Sonosite, Inc. (a)	355,141
		2,358,719
	Health Care Providers & Services - 1.83%
17,000	National Research Corp.	409,870

	Health Care Technology - 2.31%
44,300	Omnicell, Inc. (a)	517,867

	Life Sciences Tools & Services - 1.55%
12,000	ICON PLC - ADR (a)(b)	346,680
	Total Health Care (Cost $2,513,819)	3,633,136

	Industrials - 11.20%
	Commercial Services & Supplies - 2.29%
6,300	Capella Education Company (a)	512,505

	Construction & Engineering - 3.10%
41,500	MYR Group Inc. (a)	692,635

	Machinery - 1.54%
22,200	Chart Industries, Inc. (a)	345,876

	Professional Services - 4.27%
16,900	Exponent, Inc. (a)	552,968
17,600	Heidrick & Struggles International, Inc.	401,632
		954,600
	Total Industrials (Cost $2,225,711)	2,505,616

	Information Technology - 30.45%
	Communications Equipment - 1.16%
20,400	Ciena Corp. (a)	258,672

	Computers & Peripherals - 4.28%
21,792	Rimage Corp. (a)	344,967
24,900	Stratasys, Inc. (a)	611,544
		956,511
	Electronic Equipment & Instruments - 2.85%
19,400	DTS, Inc. (a)	637,678

	Electronic Equipment, Instruments & Components - 1.28%
21,500	Electro Scientific Industries, Inc. (a)	287,240

	Internet Software & Services - 7.15%
1,102	comScore Inc. (a)	18,150
93,000	DivX, Inc. (a)	712,380
60,700	Internap Network Services Corp. (a)	253,119
40,900	The Knot, Inc. (a)	318,202
46,500	NIC, Inc.	298,065
		1,599,916
	IT Services - 3.13%
28,000	Integral Systems, Inc (a)	177,800
19,500	Meru Networks, Inc. (a)	231,270
25,000	SPS Commerce Inc. (a)	290,500
		699,570
	Professional, Scientific, and Technical Services - 3.37%
90,278	Deltek, Inc. (a)	752,919

	Semiconductors & Semiconductor Equipment - 3.12%
11,600	Cabot Microelectronics Corp. (a)	401,244
12,000	Supertex, Inc. (a)	295,920
		697,164

	Software - 4.11%
47,000	PDF Solutions, Inc. (a)	225,600
56,800	PROS Holdings, Inc. (a)	369,200
22,500	Radiant Systems, Inc. (a)	325,350
		920,150
	Total Information Technology (Cost $7,062,134)	6,809,820

	Materials - 4.02%
	Chemicals - 2.67%
41,900	Landec Corp. (a)	246,791
18,600	STR Holdings Inc. (a)	349,680
		596,471
	Metals & Mining - 1.35%
40,000	Horsehead Holding Corp. (a)	302,400
	Total Materials (Cost $892,502)	898,871

	TOTAL COMMON STOCKS (Cost $18,955,075)	19,862,833

	SHORT TERM INVESTMENTS - 11.21%
	Investment Companies - 11.21%
$376,635	AIM STIT-Treasury Portfolio - 0.04%	376,635
2,131,047	Fidelity Institutional Government Portfolio - 0.04%	2,131,047
	Total Investment Companies	2,507,682

	TOTAL SHORT TERM INVESTMENTS (Cost $2,507,682)	2,507,682

	Total Investments (Cost $21,462,757) - 100.02%	22,370,515
	Liabilities in Excess of Other Assets - (0.02)%	(3,649)
	TOTAL NET ASSETS - 100.00%	$22,366,866

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non-income producing security.
	(b) - Foreign Issued Security. The total value of these securities amounted to $623,448 (2.79% of net assets) at June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

	Cost of investments	$ 21,462,757
	Gross unrealized appreciation	3,900,817
	Gross unrealized depreciation	(2,993,059)
	Net unrealized appreciation	$ 907,758

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 89.56%
	Consumer Discretionary - 22.76%
	Auto Components - 4.02%
208,500	Autoliv, Inc. (a)	$9,976,725
550,800	Gentex Corp.	9,903,384
		19,880,109
	Educational Services - 0.56%
181,300	Education Management Corp. (a)	2,764,825

	Hotels, Restaurants & Leisure - 4.05%
88,400	Chipotle Mexican Grill, Inc. (a)	12,094,004
249,275	Life Time Fitness, Inc. (a)	7,924,452
		20,018,456
	Leisure Equipment & Products - 1.43%
449,500	International Game Technology	7,057,150

	Media - 2.14%
317,775	Interactive Data Corp.	10,607,330

	Specialty Retail - 9.17%
420,200	Abercrombie & Fitch Co. - Class A	12,895,938
1,044,400	Chico's FAS, Inc.	10,318,672
290,400	PetSmart, Inc.	8,761,368
149,600	Tiffany & Co.	5,671,336
225,300	Urban Outfitters, Inc. (a)	7,748,067
		45,395,381
	Textiles, Apparel & Luxury Goods - 1.39%
94,600	Polo Ralph Lauren Corp.	6,902,016
	Total Consumer Discretionary (Cost $97,267,596)	112,625,267

	Consumer Staples - 2.14%
	Food & Staples Retailing - 2.14%
293,800	Whole Foods Market, Inc. (a)	10,582,676
	Total Consumer Staples (Cost $11,900,279)	10,582,676

	Financials - 8.03%
	Capital Markets - 1.56%
279,800	Eaton Vance Corp.	7,725,278

	Diversified Financial Services - 6.47%
746,400	Janus Capital Group, Inc.	6,628,032
202,600	Morningstar, Inc. (a)	8,614,552
349,700	MSCI, Inc. (a)	9,581,780
161,300	T. Rowe Price Group, Inc.	7,160,107
		31,984,471
	Total Financials (Cost $40,116,972)	39,709,749

	Health Care - 14.06%
	Biotechnology - 2.14%
561,700	Amylin Pharmaceuticals, Inc. (a)	10,559,960

	Health Care Equipment & Supplies - 3.70%
241,900	Dentsply International, Inc.	7,235,229
199,200	Qiagen N.V. (a)(b)	3,828,624
145,100	Sigma-Aldrich Corp.	7,230,333
		18,294,186
	Health Care Providers & Services - 4.72%
295,300	Charles River Laboratories International, Inc. (a)	10,102,213
521,800	Pharmaceutical Product Development, Inc.	13,258,938
		23,361,151
	Life Sciences Tools & Services - 0.09%
43,483	Furiex Pharmaceuticals Inc. (a)	441,787

	Pharmaceuticals - 3.41%
420,200	Forest Laboratories, Inc. (a)	11,526,086
244,500	Medicis Pharmaceutical Corp. - Class A	5,349,660
		16,875,746
	Total Health Care (Cost $69,285,276)	69,532,830

	Industrials - 17.44%
	Commercial Services & Supplies - 14.13%
756,100	Career Education Corp. (a)	17,405,422
548,900	Covanta Holding Corp. (a)	9,106,251
214,800	DeVry, Inc.	11,274,852
315,600	Hewitt Associates, Inc. - Class A (a)	10,875,576
423,750	Iron Mountain, Inc.	9,517,425
141,394	ITT Educational Services, Inc. (a)	11,738,530
		69,918,056
	Construction & Engineering - 1.62%
388,500	Quanta Services, Inc. (a)	8,022,525

	Professional Services - 1.69%
717,800	Monster Worldwide, Inc. (a)	8,362,370
	Total Industrials (Cost $88,317,467)	86,302,951

	Information Technology - 20.96%
	Computers & Peripherals - 1.54%
203,600	NetApp, Inc. (a)	7,596,316

	Electronic Equipment, Instruments & Components - 1.96%
154,800	Dolby Laboratories, Inc. - Class A (a)	9,704,412

	Internet Software & Services - 2.19%
267,200	Akamai Technologies, Inc. (a)	10,840,304

	IT Services - 3.51%
199,800	Fiserv, Inc. (a)	9,122,868
225,800	Global Payments Inc.	8,250,732
		17,373,600
	Semiconductor & Semiconductor Equipment - 4.66%
497,300	KLA-Tencor Corp.	13,864,724
683,200	National Semiconductor Corp.	9,195,872
		23,060,596
	Software - 7.10%
307,700	Citrix Systems, Inc. (a)	12,994,171
560,600	Electronic Arts Inc. (a)	8,072,640
74,500	F5 Networks, Inc. (a)	5,108,465
310,200	Red Hat, Inc. (a)	8,977,188
		35,152,464
	Total Information Technology (Cost $86,983,362)	103,727,692

	Materials - 1.63%
	Chemicals - 1.63%
140,700	FMC Corp.	8,080,401
	Total Materials (Cost $7,943,230)	8,080,401

	Telecommunication Services - 2.54%
	Diversified Telecommunication Services - 2.54%
609,400	NeuStar, Inc. (a)	12,565,828
	Total Telecommunication Services (Cost $15,190,153)	12,565,828

	TOTAL COMMON STOCKS (Cost $417,004,335)	443,127,394

	SHORT TERM INVESTMENTS - 11.85%
	Investment Companies - 11.85%
$10,019,730	AIM STIT-Treasury Portfolio - 0.04%	10,019,730
48,618,886	Fidelity Institutional Government Portfolio - 0.04%	48,618,886
	Total Investment Companies	58,638,616

	TOTAL SHORT TERM INVESTMENTS (Cost $58,638,616)	58,638,616

	Total Investments (Cost $475,642,951) - 101.41%	501,766,010
	Liabilities in Excess of Other Assets - (1.41)%	(6,953,896)
	TOTAL NET ASSETS - 100.00%	$494,812,114

	(a) - Non-income producing security.
	(b) - Foregin Issued Security. The total value of this security amounted to $3,828,624 (0.77% of net assets) at June 30, 2010.

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

	Cost of investments	$ 475,642,951
	Gross unrealized appreciation	62,188,601
	Gross unrealized depreciation	(36,065,542)
	Net unrealized appreciation	$ 26,123,059

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 97.99%
	Energy - 3.72%
	Energy Equipment & Services - 3.72%
83,100	Baker Hughes, Inc.	$3,454,467
136,700	Smith International, Inc.	5,146,755
	Total Energy (Cost $7,594,920)	8,601,222

	Financials - 0.53%
	Insurance - 0.53%
108,200	eHealth, Inc. (a)	1,230,234
	Total Financials (Cost $1,574,638)	1,230,234

	Health Care - 27.94%
	Biotechnology - 4.80%
313,600	Amylin Pharmaceuticals, Inc. (a)	5,895,680
151,300	Gilead Sciences, Inc. (a)	5,186,564
		11,082,244
	Health Care Equipment & Supplies - 9.39%
416,200	Align Technology, Inc. (a)	6,188,894
154,600	American Medical Systems Holdings, Inc. (a)	3,419,752
44,400	Becton, Dickinson and Co.	3,002,328
88,300	Dentsply International, Inc.	2,641,053
92,800	NuVasive, Inc. (a)	3,290,688
714,465	Orthovita, Inc. (a)	1,450,364
32,200	Varian Medical Systems, Inc. (a)	1,683,416
		21,676,495
	Health Care Providers & Services - 4.94%
137,100	Charles River Laboratories International, Inc. (a)	4,690,191
264,400	Pharmaceutical Product Development, Inc.	6,718,404
		11,408,595
	Health Care Technology - 1.29%
113,900	athenahealth Inc. (a)	2,976,207

	Life Sciences Tools & Services - 1.20%
22,033	Furiex Pharmaceuticals Inc. (a)	223,855
44,400	Techne Corp.	2,550,780
		2,774,635
	Pharmaceuticals - 6.32%
267,400	Forest Laboratories, Inc. (a)	7,334,782
137,700	Medicis Pharmaceutical Corp. - Class A	3,012,876
121,600	Merck & Co., Inc.	4,252,352
		14,600,010
	Total Health Care (Cost $63,896,388)	64,518,186

	Industrials - 8.65%
	Aerospace & Defense - 0.71%
105,500	Hexcel Corp. (a)	1,636,305

	Commercial Services & Supplies - 2.40%
160,700	Hewitt Associates, Inc. - Class A (a)	5,537,722

	Construction & Engineering - 2.23%
55,600	Fluor Corp.	2,363,000
134,700	Quanta Services, Inc. (a)(c)	2,781,555
		5,144,555
	Machinery - 1.41%
209,400	Chart Industries, Inc. (a)	3,262,452

	Professional Services - 1.90%
166,700	Corporate Executive Board Co.	4,379,209
	Total Industrials (Cost $18,268,480)	19,960,243

	Information Technology - 51.92%
	Communications Equipment - 9.71%
215,300	Adtran, Inc.	5,871,231
164,500	Ciena Corp. (a)	2,085,860
272,600	Cisco Systems, Inc. (a)	5,809,106
178,000	Corning, Inc.	2,874,700
176,100	QUALCOMM Inc.	5,783,124
		22,424,021
	Computers & Peripherals - 6.69%
254,100	EMC Corp. (a)	4,650,030
52,000	International Business Machines Corp. (IBM)	6,420,960
117,600	NetApp, Inc. (a)	4,387,656
		15,458,646
	Electronic Equipment, Instruments & Components - 3.39%
43,000	Dolby Laboratories, Inc. - Class A (a)	2,695,670
92,350	National Instruments Corp.	2,934,883
78,600	Trimble Navigation Ltd. (a)	2,200,800
		7,831,353
	Internet Software & Services - 9.47%
95,700	Akamai Technologies, Inc. (a)	3,882,549
207,700	DealerTrack Holdings Inc. (a)	3,416,665
95,200	Digital River, Inc. (a)	2,276,232
378,400	eBay Inc. (a)	7,420,424
352,500	Yahoo!, Inc. (a)	4,875,075
		21,870,945
	IT Services - 1.88%
95,100	Fiserv, Inc. (a)	4,342,266

	Semiconductor & Semiconductor Equipment - 14.42%
262,700	Applied Materials, Inc.	3,157,654
98,900	Broadcom Corp. - Class A	3,260,733
74,000	Cabot Microelectronics Corp. (a)	2,559,660
223,285	FormFactor Inc. (a)	2,411,478
208,250	Intel Corp.	4,050,462
181,350	Maxim Integrated Products, Inc.	3,033,985
50,000	Microchip Technology Inc.	1,387,000
267,200	MKS Instruments, Inc. (a)	5,001,984
261,437	Semtech Corp. (a)	4,279,724
178,100	Texas Instruments, Inc.	4,146,168
		33,288,848
	Software - 6.36%
57,700	Citrix Systems, Inc. (a)	2,436,671
325,000	Electronic Arts Inc. (a)	4,680,000
53,807	Manhattan Associates, Inc. (a)	1,482,383
163,200	Microsoft Corp.	3,755,232
80,200	Red Hat, Inc. (a)	2,320,988
		14,675,274
	Total Information Technology (Cost $116,394,151)	119,891,353

	Materials - 2.92%
	Chemicals - 2.92%
45,300	FMC Corp.	2,601,579
89,700	Monsanto Co.	4,145,934
	Total Materials (Cost $8,396,484)	6,747,513

	Telecommunication Services - 2.31%
	Diversified Telecommunication Services - 2.31%
258,600	NeuStar, Inc. (a)	5,332,332
	Total Telecommunication Services (Cost $6,224,770)	5,332,332

	TOTAL COMMON STOCKS (Cost $222,349,831)	226,281,083

	SHORT TERM INVESTMENTS - 1.98%
	Investment Companies - 1.98%
$4,564,196	Fidelity Institutional Government Portfolio - 0.04%	4,564,197
	Total Investment Companies	4,564,197

	TOTAL SHORT TERM INVESTMENTS (Cost $4,564,197)	4,564,197

	Total Investments (Cost $226,914,028) - 99.97%	230,845,280
	Other Assets in Excess of Liabilities - 0.03%	78,398
	TOTAL NET ASSETS - 100.00%	$230,923,678

	(a) - Non Income Producing

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

	Cost of investments	$ 226,914,028
	Gross unrealized appreciation	25,578,898
	Gross unrealized depreciation	(21,647,646)
	Net unrealized appreciation	$ 3,931,252

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Small Cap Fund
Schedule of Investments
June 30, 2010 (Unaudited)

Shares		Fair Value
	COMMON STOCKS - 95.22%
	Consumer Discretionary - 24.26%
	Auto Components - 1.89%
2,773,464	Gentex Corp.	$49,866,883

	Diversified Consumer Services - 4.43%
3,816,300	Career Education Corp. (a)	87,851,226
1,240,000	Universal Technical Institute, Inc. (a)(c)(d)	29,313,600
		117,164,826
	Hotels, Restaurants & Leisure - 11.06%
3,512,994	Ameristar Casinos, Inc. (c)(d)	52,905,690
2,837,450	Life Time Fitness, Inc. (a)(c)	90,202,535
2,250,500	P.F. Chang's China Bistro, Inc. (c)	89,232,325
795,050	Panera Bread Co. (a)	59,859,315
		292,199,865
	Leisure Equipment & Products - 4.00%
2,692,525	WMS Industries, Inc. (a)	105,681,606

	Specialty Retail - 1.86%
3,215,400	Christopher & Banks Corp. (c)(d)	19,903,326
8,733,000	Coldwater Creek, Inc. (a)(c)(d)	29,342,880
		49,246,206
	Textiles, Apparel & Luxury Goods - 1.02%
1,281,725	Oxford Industries, Inc. (c)	26,826,504
	Total Consumer Discretionary (Cost $587,578,152)	640,985,890

	Financials - 5.23%
	Capital Markets - 1.91%
2,307,850	Waddell & Reed Financial, Inc. - Class A	50,495,758

	Diversified Financial Services - 2.28%
1,736,706	MarketAxess Holdings, Inc. (c)(d)	23,949,176
854,900	Morningstar, Inc. (a)(d)	36,350,348
		60,299,524
	Real Estate Management & Development - 1.04%
1,323,100	FirstService Corp. (a)(b)(d)	27,480,787
	Total Financials (Cost $96,109,425)	138,276,069

	Health Care - 21.65%
	Biotechnology - 2.88%
4,052,450	Amylin Pharmaceuticals, Inc. (a)	76,186,060

	Health Care Distributors & Services - 1.26%
1,577,400	PSS World Medical, Inc. (a)	33,362,010

	Health Care Equipment & Supplies - 7.56%
4,898,425	Align Technology, Inc. (a)(c)	72,839,580
2,946,460	American Medical Systems Holdings, Inc. (a)	65,175,695
542,800	Haemonetics Corp. (a)	29,050,656
1,957,650	Wright Medical Group, Inc. (a)(c)	32,516,566
		199,582,497

	Health Care Providers & Services - 4.26%
1,140,843	Charles River Laboratories International, Inc. (a)	39,028,239
1,686,856	Pharmaceutical Product Development, Inc.	42,863,011
1,237,800	VCA Antech, Inc. (a)	30,647,928
		112,539,178
	Health Care Technology - 2.06%
2,079,900	athenahealth Inc. (a)(c)	54,347,787

	Life Sciences Tools & Services - 2.30%
140,572	Furiex Pharmaceuticals, Inc. (a)	1,428,212
1,126,200	Icon PLC - ADR (a)(b)	32,535,918
467,500	Techne Corp.	26,857,875
		60,822,005
	Pharmaceuticals - 1.33%
1,601,600	Medicis Pharmaceutical Corp. - Class A	35,043,008
	Total Health Care (Cost $507,087,695)	571,882,545

	Industrials - 18.88%
	Aerospace & Defense - 2.05%
3,496,500	Hexcel Corp. (a)	54,230,715

	Commercial Services & Supplies - 5.34%
7,140,265	Corinthian Colleges, Inc. (a)(c)	70,331,610
512,183	DeVry, Inc.	26,884,486
527,200	ITT Educational Services, Inc. (a)	43,768,144
		140,984,240
	Machinery - 1.52%
551,369	Valmont Industries, Inc.	40,062,472

	Professional Services - 9.97%
2,582,860	Corporate Executive Board Co. (c)(d)	67,851,732
1,074,900	Costar Group, Inc. (a)(c)(d)	41,706,120
766,300	FTI Consulting, Inc. (a)	33,403,017
1,073,600	Heidrick & Struggles International, Inc. (c)(d)	24,499,552
2,151,900	Korn Ferry International (a)	29,911,410
3,488,400	Monster Worldwide, Inc. (a)	40,639,860
2,454,950	Navigant Consulting, Inc. (a)(d)	25,482,381
		263,494,072
	Total Industrials (Cost $481,716,656)	498,771,499

	Information Technology - 23.31%
	Communications Equipment - 3.91%
2,519,808	Adtran, Inc.	68,715,164
2,719,400	Ciena Corp. (a)	34,481,992
		103,197,156
	Electronic Equipment, Instruments & Components - 3.48%
636,192	Dolby Laboratories, Inc. - Class A (a)	39,882,876
1,266,975	National Instruments Corp.	40,264,466
426,000	Trimble Navigation Ltd (a)	11,928,000
		92,075,342
	Internet Software & Services - 3.12%
3,342,000	DealerTrack Holdings Inc. (a)(c)(d)	54,975,900
2,767,000	Internap Network Services Corp. (a)(c)	11,538,390
2,037,600	The Knot, Inc. (a)(c)(d)	15,852,528
		82,366,818
	Office Electronics - 1.30%
1,265,400	Diebold, Inc.	34,482,150

	Semiconductor & Semiconductor Equipment - 9.05%
1,359,346	Cabot Microelectronics Corp. (a)(c)(d)	47,019,778
3,255,150	Fairchild Semiconductor International, Inc. (a)	27,375,812
2,414,425	FormFactor, Inc. (a)	26,075,790
3,773,368	MKS Instruments, Inc. (a)(c)(d)	70,637,449
4,151,958	Semtech Corp. (a)(c)	67,967,552
		239,076,381
	Software - 2.45%
197,600	F5 Networks, Inc. (a)	13,549,432
1,854,492	Manhattan Associates, Inc. (a)(c)(d)	51,091,255
		64,640,687
	Total Information Technology (Cost $597,702,874)	615,838,534

	Telecommunication Services - 1.89%
	Diversified Telecommunication Services - 1.89%
2,419,733	NeuStar, Inc. (a)	49,894,894
	Total Telecommunication Services (Cost $52,368,309)	49,894,894

	TOTAL COMMON STOCKS (Cost $2,322,563,111)	2,515,649,431

	PREFERRED STOCKS - 0.09%
	Financials - 0.09%
	Real Estate Management & Development - 0.09%
96,700	Firstservice Corp. (b)	2,277,285
	Total Financials (Cost $1,738,105)	2,277,285

	TOTAL PREFERRED STOCKS (Cost $1,738,105)	2,277,285

	SHORT TERM INVESTMENTS - 5.06%
	Investment Companies - 5.06%
$133,649,259	Fidelity Institutional Government Portfolio - 0.04%	133,649,259
	Total Investment Companies	133,649,259

	TOTAL SHORT TERM INVESTMENTS (Cost $133,649,259)	133,649,259

	Total Investments (Cost $2,457,950,475) - 100.37%	2,651,575,975
	Liabilities in Excess of Other Assets - (0.37)%	(9,672,721)
	TOTAL NET ASSETS - 100.00%	$2,641,903,254

	(a) - Non Income Producing
	(b) - Foreign Issued Security. The total value of these securities amounted to $62,293,990 (2.36% of net assets) at June 30, 2010.
	(c) - Affiliated company; the Fund owns 5% or more of the outstanding voting securities of the issuer.
	(d) - Illiquid Securities

The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows*:

	Cost of investments	$ 2,457,950,475
	Gross unrealized appreciation	487,542,834
	Gross unrealized depreciation	(293,917,334)
	Net unrealized appreciation	$ 193,625,500

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at June 30, 2010

In accordance with FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds' investments.  The inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities. The types of assets and liabilities carried at Level 1 fair value generally are on the run government and agency securities, equities listed in active markets, certain futures and certain options.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc). The types of assets and liabilities carried at Level 2 fair value generally are off the run government and agency securities, municipal bonds, certain mortgage and asset-backed securities, certain corporate debt obligations, commercial paper and repurchase agreements.

Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments). The types of assets and liabilities carried at Level 3 fair value generally are certain mortgage and asset-backed securities, certain corporate debt obligations and certain derivatives.

Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of June 30, 2010. These assets are measured on a recurring basis.

The Buffalo Balanced Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	71,204,150	-	-	71,204,150
Convertible Bonds	-	12,702,750	-	12,702,750
Corporate Bonds	-	35,172,406	-	35,172,406
Short Term Investments	24,868,922	-	-	24,868,922
Total*	96,073,072	47,875,156	-	143,948,228

The Buffalo China Fund
	Level 1	Level 2**	Level 3	Total
Common Stocks
Consumer Discretionary	150,240	1,769,879	-	1,920,119
Consumer Staples	661,587	1,445,844	-	2,107,431
Energy	-	2,858,901	-	2,858,901
Financials	591,790	1,770,179	-	2,361,969
Health Care	562,838	580,654	-	1,143,492
Industrials	165,612	2,286,891	-	2,452,503
Information Technology	131,976	470,208	-	602,184
Materials	-	2,280,437	-	2,280,437
Telecommunication Services	-	2,576,230	-	2,576,230
Utilities	-	1,265,023	-	1,265,023
Warrants	-	-	-	-
Short Term Investment	183,283	-	-	183,283
Total*	2,447,326	17,304,246	-	19,751,572

The Buffalo Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	92,883,956	-	-	92,883,956
Short Term Investment	2,447,499	-	-	2,447,499
Total*	95,331,455	-	-	95,331,455

The Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	4,762,388	-	-	4,762,388
Convertible Preferred Stocks	-	3,205,425	-	3,205,425
Preferred Stocks	2,943,750	-	-	2,943,750
Convertible Bonds	-	30,158,961	-	30,158,961
Corporate Bonds	-	127,493,803	-	127,493,803
Short Term Investments	10,605,520	-	-	10,605,520
Total*	18,311,658	160,858,189	-	179,169,847

The Buffalo International Fund
	Level 1	Level 2**	Level 3	Total
Common Stocks
Austria	-	120,122	-	120,122
Bermuda	806,579	-	-	806,579
Brazil	1,612,719	-	-	1,612,719
Canada	201,966	-	-	201,966
Cayman Islands	838,654	390,553	-	1,229,207
Chile	357,647	-	-	357,647
China	682,036	1,119,890	-	1,801,926
Denmark	-	133,172	-	133,172
France	116,055	828,764	-	944,819
Germany	498,685	1,637,721	-	2,136,406
Guernsey	520,890	-	-	520,890
Hong Kong	-	2,118,872	-	2,118,872
India	669,445	-	-	669,445
Indonesia	78,323	-	-	78,323
Israel	738,258	-	-	738,258
Japan	-	1,282,727	-	1,282,727
Luxembourg	567,490	-	-	567,490
Malaysia	-	395,592	-	395,592
Mexico	479,750	-	-	479,750
Netherlands	265,576	-	-	265,576
Norway	-	196,115	-	196,115
Singapore	-	897,157	-	897,157
Sweden	275,156	269,327	-	544,483
Switzerland	642,198	2,673,952	-	3,316,150
Taiwan	530,759	-	-	530,759
United Kingdom	940,572	660,641	-	1,601,213
United States	401,712	-	-	401,712
Exchange Traded Funds	579,458			579,458
Preferred Stocks	816,248	-	-	816,248
Short Term Investment	1,711,181	-	-	1,711,181
Total*	14,331,357	12,724,605	-	27,055,962

The Large Cap Fund
	Level 1	Level 2**	Level 3	Total
Common Stocks	28,805,350			28,805,350
Short Term Investments	1,939,425	-	-	1,939,425
Total*	30,744,775	-	-	30,744,775

The Buffalo Micro Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	19,862,833	-	-	19,862,833
Short Term Investments	2,507,682	-	-	2,507,682
Total*	22,370,515	-	-	22,370,515

The Buffalo Mid Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	443,127,394	-	-	443,127,394
Short Term Investments	58,638,616	-	-	58,638,616
Total*	501,766,010	-	-	501,766,010

The Buffalo Science & Technology Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	226,281,083	-	-	226,281,083
Short Term Investment	4,564,197	-	-	4,564,197
Total*	230,845,280	-	-	230,845,280

The Buffalo Small Cap Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	2,515,649,431	-	-	2,515,649,431
Preferred Stocks	2,277,285	-	-	2,277,285
Short Term Investment	133,649,259	-	-	133,649,259
Total*	2,651,575,975	-	-	2,651,575,975

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06).  ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010).  There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period for the Buffalo Balanced Fund, Buffalo Growth Fund, Buffalo High Yield Fund, Buffalo Large Cap Fund, Buffalo Micro Cap Fund, Buffalo Mid Cap Fund, Buffalo Science & Technology Fund and Buffalo Small Cap Fund, as compared to their classification from the most recent annual report. The following transfers from Level 1 to Level 2 were the result of foreign securities fair valued pursuant to the Fund's fair valuation policy on June 30, 2010:

                             Fund                    Market Value
                             The Buffalo China Fund                           17,304,246
                              The Buffalo International Fund               12,724,605

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

**The Funds’ valuation policy results in the use of fair valuation procedures for certain international investments when market activity follows the local closing of markets, but before the determination of the Funds’ NAVs. The use of this procedure results in the classification of investments valued in this manner as “Level 2”. In the event that such fair valuation procedures are not required, in accordance with the Funds’ policy, these investments would be included in “Level 1” designation.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By /s/ Kent Gasaway
            Kent W. Gasaway, President and Treasurer

Date 8/17/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Funds

By /s/ Kent Gasaway
Kent W. Gasaway, President and Treasurer

Date 8/17/2010